Segment Information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Segment Information
25.	SEGMENT INFORMATION
Operating segments are components of the Company that combine similar business activities, with activities grouped to facilitate the evaluation of business units and allocation of resources by the Company’s board and management. As at December 31, 2019, the Company had five reportable segments:

•	Retail – all Company controlled cannabis dispensaries, and management and consulting fees for assisting third party dispensaries.

•	Production – production of cannabis products, and the importing of equipment and supplies for resale.

•	Pure Ratios – production and sale of CBD products.

•	Real Estate – leasing of cannabis production facilities in the state of Washington.

•	Corporate
All of the Company’s revenues were earned in the United States and all of the Company’s non-financial
long-lived assets are located in the United States.

December 31, 2019	Retail	Production	Real Estate	Pure Ratios	Corporate	Total
Revenues	$22,058	$3,333	$4,528	$1,207	$—	$31,126
Depreciation and amortization	$1,999	$1,944	$—	$193	$—	$4,136
Interest income	$—	$—	$—	$—	$85	$85
Interest expense	$90	$655	$60	$15	$5,650	$6,470
Other income	$—	$—	$—	$—	$2,500	$2,500
Share based compensation	$—	$—	$—	$—	$5,913	$5,913
Gain on valuation of derivative liability	$—	$—	$—	$—	$5,317	$5,317
Income (loss) before income taxes	$(18,741)	$(112,859)	$3,004	$(20,556)	$(30,377)	$(179,529)
Income taxes	$1,377	$—	$—	$—	$—	$1,377
Total assets	$37,365	$84,216	$55,203	$18,467	$8,668	$203,919

December 31, 2018	Retail	Production	Real Estate	Pure Ratios	Corporate	Total
Revenues	$3,766	$—	$—	$—	$—	$3,766
Depreciation and amortization	$331	$49	$—	$—	$5	$385
Interest income	$—	$—	$—	$—	$1	$1
Interest expense	$—	$—	$—	$—	$1,545	$1,545
Other income	$—	$—	$—	$—	$3,800	$3,800
Share based compensation	$—	$—	$—	$—	$1,188	$1,188
Income (loss) before income taxes	$(1,049)	$(1,430)	$—	$—	$(7,469)	$(9,948)
Income taxes	$105	$—	$—	$—	$—	$105
Total assets	$23,429	$31,090	$—	$—	$5,950	$60,469